Dechert LLP

1900 K Street, NW

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

February 1, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Funds (the “Trust”)
(File Nos. 033-12113 and 811-05028)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that: (i) the forms of the (a) PIMCO Emerging Markets Full Spectrum Bond Fund Institutional Class, Class P, Administrative Class and Class D Prospectus, (b) PIMCO Emerging Markets Full Spectrum Bond Fund Class A, Class C and Class R Prospectus, and (c) Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act does not differ from those contained in Post-Effective Amendment No. 243, which was filed on January 29, 2013 and (ii) the text of Post-Effective Amendment No. 243 was filed electronically on January 29, 2013.

Please do not hesitate to contact the undersigned at (202) 261-3464 if you have any questions regarding this certification.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

cc:	J. Stephen King, Jr.
Ryan Leshaw
Dino Capasso
Brendan C. Fox